UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2017

Date of reporting period:	5/31/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL JENNISON 20/20 FOCUS FUND

SEMIANNUAL REPORT

MAY 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison 20/20 Focus Fund informative and useful. The report covers performance for the six-month period ended May 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison 20/20 Focus Fund

July 14, 2017

Prudential Jennison 20/20 Focus Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/17 (without sales charges)	Average Annual Total Returns as of 5/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	13.15	10.75	11.61	5.55	—
Class B	12.69	11.34	11.99	5.40	—
Class C	12.68	15.42	12.09	5.40	—
Class Q	13.33	17.64	13.36	N/A	9.67 (3/28/11)
Class R	13.01	16.95	12.65	5.93	—
Class Z	13.27	17.54	13.22	6.46	—
S&P 500 Index	10.80	17.45	15.40	6.93	—
Russell 1000 Index	10.55	17.48	15.37	7.01	—
Lipper Large-Cap Core Funds Average**	9.78	15.90	14.01	6.11	—
Lipper Large-Cap Growth Funds Average**	15.99	18.71	14.72	7.77	—

*Not annualized

**The Fund is compared to the Lipper Large-Cap Core Funds performance universe, although Lipper classifies the Fund in the Lipper Large-Cap Growth Funds performance universe. The Lipper Large-Cap Core Funds performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below. The Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the Fund’s inception date. Inception returns are provided for any share class with less than 10 fiscal years of returns.

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	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date through 5/31/17 is 12.56% for Class Q shares.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000® Index, an index that represents approximately 98% of the US market. The average annual total return for the Index measured from the month-end closest to the inception date through 5/31/17 is 12.41% for Class Q shares.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Large-Cap Growth Funds universe. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 5/31/17 is 11.96% for Class Q shares.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds universe for the periods noted. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 5/31/17 is 11.05% for Class Q shares.

Prudential Jennison 20/20 Focus Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Growth Holdings expressed as a percentage of net assets as of 5/31/17 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	4.0
Alibaba Group Holding Ltd. (China), Internet Software & Services	3.5
Tencent Holdings Ltd. (China), Internet Software & Services	3.1
NVIDIA Corp., Semiconductors & Semiconductor Equipment	3.1
salesforce.com, Inc., Software	3.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 5/31/17 (%)
JPMorgan Chase & Co., Banks	3.5
PNC Financial Services Group, Inc., Banks	3.2
Comcast Corp. (Class A Stock), Media	2.9
United Technologies Corp., Aerospace & Defense	2.4
Metlife, Inc., Insurance	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/17 (%)
Internet Software & Services	14.8
Software	13.1
Semiconductors & Semiconductor Equipment	8.4
Banks	6.7
Media	5.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Jennison 20/20 Focus Fund	7

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison 20/20 Focus Fund		Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,131.50	1.23%	$6.54
	Hypothetical	$1,000.00	$1,018.80	1.23%	$6.19
Class B	Actual	$1,000.00	$1,126.90	1.93%	$10.23
	Hypothetical	$1,000.00	$1,015.31	1.93%	$9.70
Class C	Actual	$1,000.00	$1,126.80	1.93%	$10.23
	Hypothetical	$1,000.00	$1,015.31	1.93%	$9.70
Class Q	Actual	$1,000.00	$1,133.30	0.79%	$4.20
	Hypothetical	$1,000.00	$1,020.99	0.79%	$3.98
Class R	Actual	$1,000.00	$1,130.10	1.43%	$7.59
	Hypothetical	$1,000.00	$1,017.80	1.43%	$7.19
Class Z	Actual	$1,000.00	$1,132.70	0.93%	$4.94
	Hypothetical	$1,000.00	$1,020.29	0.93%	$4.68

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Aerospace & Defense 2.4%
United Technologies Corp.	226,548	$27,475,741

Automobiles 1.9%
Tesla, Inc.*(a)	63,460	21,640,495

Banks 6.7%
JPMorgan Chase & Co.	487,755	40,069,073
PNC Financial Services Group, Inc. (The)	312,939	37,145,860

		77,214,933

Biotechnology 3.8%
Celgene Corp.*	237,004	27,115,628
Shire PLC, ADR	92,916	16,048,451

		43,164,079

Capital Markets 2.1%
Goldman Sachs Group, Inc. (The)	114,273	24,141,314

Chemicals 2.0%
Dow Chemical Co. (The)	364,358	22,575,622

Consumer Finance 2.1%
SLM Corp.*	2,360,430	24,524,868

Electric Utilities 2.3%
PG&E Corp.	383,636	26,233,030

Energy Equipment & Services 1.8%
Halliburton Co.	456,476	20,628,150

Food & Staples Retailing 1.8%
Wal-Mart Stores, Inc.	260,136	20,446,690

Food Products 1.5%
Mondelez International, Inc. (Class A Stock)	359,860	16,765,877

Health Care Equipment & Supplies 1.8%
Zimmer Biomet Holdings, Inc.	169,798	20,241,620

Health Care Providers & Services 1.4%
Cigna Corp.	102,515	16,528,493

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	356,060	$22,812,764

Insurance 2.4%
MetLife, Inc.	542,866	27,463,591

Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.*	32,040	31,867,625
Netflix, Inc.*	152,900	24,933,403

		56,801,028

Internet Software & Services 14.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	325,949	39,915,715
Alphabet, Inc. (Class C Stock)*	19,840	19,142,822
Alphabet, Inc. (Class A Stock)*	19,395	19,144,611
eBay, Inc.*	680,288	23,333,878
Facebook, Inc. (Class A Stock)*	216,736	32,826,835
Tencent Holdings Ltd. (China), ADR	1,022,358	35,220,233

		169,584,094

IT Services 2.7%
Mastercard, Inc. (Class A Stock)	252,568	31,035,556

Machinery 1.9%
Parker-Hannifin Corp.	138,954	21,881,086

Media 5.8%
Charter Communications, Inc. (Class A Stock)*	97,716	33,765,764
Comcast Corp. (Class A Stock)	782,682	32,630,012

		66,395,776

Oil, Gas & Consumable Fuels 2.8%
Noble Energy, Inc.	506,323	14,526,407
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	321,713	17,504,404

		32,030,811

Pharmaceuticals 2.6%
Allergan PLC	63,852	14,286,885
Pfizer, Inc.	488,570	15,951,810

		30,238,695

Semiconductors & Semiconductor Equipment 8.4%
Broadcom Ltd.	144,403	34,581,630

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d)
NVIDIA Corp.	242,474	$35,001,122
Texas Instruments, Inc.	330,314	27,247,602

		96,830,354

Software 13.1%
Activision Blizzard, Inc.	488,519	28,617,443
Adobe Systems, Inc.*	238,381	33,816,729
Microsoft Corp.	754,466	52,691,905
salesforce.com, Inc.*	386,607	34,655,452

		149,781,529

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	297,989	45,520,800

Textiles, Apparel & Luxury Goods 2.0%
adidas AG (Germany)	117,998	22,621,241

TOTAL LONG-TERM INVESTMENTS (cost $833,005,187)		1,134,578,237

SHORT-TERM INVESTMENTS 6.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	12,691,016	12,691,016
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $62,917,490; includes $62,869,392 of cash collateral for securities on loan)(b)(w)	62,911,612	62,924,194

TOTAL SHORT-TERM INVESTMENTS (cost $75,608,506)		75,615,210

TOTAL INVESTMENTS 105.7% (cost $908,613,693)		$1,210,193,447
Liabilities in excess of other assets (5.7)%		(65,539,165)

NET ASSETS 100.0%		$1,144,654,282

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,529,748; cash collateral of $62,869,392 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$27,475,741	$—	$—
Automobiles	21,640,495	—	—
Banks	77,214,933	—	—
Biotechnology	43,164,079	—	—
Capital Markets	24,141,314	—	—
Chemicals	22,575,622	—	—
Consumer Finance	24,524,868	—	—
Electric Utilities	26,233,030	—	—
Energy Equipment & Services	20,628,150	—	—
Food & Staples Retailing	20,446,690	—	—
Food Products	16,765,877	—	—
Health Care Equipment & Supplies	20,241,620	—	—
Health Care Providers & Services	16,528,493	—	—
Hotels, Restaurants & Leisure	22,812,764	—	—
Insurance	27,463,591	—	—
Internet & Direct Marketing Retail	56,801,028	—	—
Internet Software & Services	169,584,094	—	—
IT Services	31,035,556	—	—
Machinery	21,881,086	—	—
Media	66,395,776	—	—
Oil, Gas & Consumable Fuels	32,030,811	—	—
Pharmaceuticals	30,238,695	—	—
Semiconductors & Semiconductor Equipment	96,830,354	—	—
Software	149,781,529	—	—
Technology Hardware, Storage & Peripherals	45,520,800	—	—
Textiles, Apparel & Luxury Goods	—	22,621,241	—
Affiliated Mutual Funds	75,615,210	—	—

Total	$1,187,572,206	$22,621,241	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

12

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2017 were as follows:

Internet Software & Services	14.8%
Software	13.1
Semiconductors & Semiconductor Equipment	8.4
Banks	6.7
Affiliated Mutual Funds (including 5.5% of collateral for securities on loan)	6.6
Media	5.8
Internet & Direct Marketing Retail	5.0
Technology Hardware, Storage & Peripherals	4.0
Biotechnology	3.8
Oil, Gas & Consumable Fuels	2.8
IT Services	2.7
Pharmaceuticals	2.6
Aerospace & Defense	2.4
Insurance	2.4
Electric Utilities	2.3
Consumer Finance	2.1%
Capital Markets	2.1
Hotels, Restaurants & Leisure	2.0
Textiles, Apparel & Luxury Goods	2.0
Chemicals	2.0
Machinery	1.9
Automobiles	1.9
Energy Equipment & Services	1.8
Food & Staples Retailing	1.8
Health Care Equipment & Supplies	1.8
Food Products	1.5
Health Care Providers & Services	1.4

105.7
Liabilities in excess of other assets	(5.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$61,529,748	$(61,529,748)	$ —

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	13

Statement of Assets & Liabilities (unaudited)

as of May 31, 2017

Assets
Investments at value, including securities on loan of $61,529,748:
Unaffiliated investments (cost $833,005,187)	$1,134,578,237
Affiliated investments (cost $75,608,506)	75,615,210
Receivable for investments sold	3,622,629
Dividends and interest receivable	1,685,569
Receivable for Fund shares sold	321,053
Tax reclaim receivable	252,019
Prepaid expenses	3,065

Total Assets	1,216,077,782

Liabilities
Payable to broker for collateral for securities on loan	62,869,392
Payable for Fund shares reacquired	3,504,390
Payable for investments purchased	3,493,962
Management fee payable	722,166
Accrued expenses and other liabilities	397,053
Distribution fee payable	363,225
Affiliated transfer agent fee payable	72,003
Loan interest payable	1,309

Total Liabilities	71,423,500

Net Assets	$1,144,654,282

Net assets were comprised of:
Shares of beneficial interest, at par	$76,569
Paid-in capital in excess of par	770,253,736

770,330,305
Undistributed net investment income	29,013
Accumulated net realized gain on investment and foreign currency transactions	72,714,514
Net unrealized appreciation on investments and foreign currencies	301,580,450

Net assets, May 31, 2017	$1,144,654,282

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($628,299,565 ÷ 40,337,821 shares of beneficial interest issued and outstanding)	$15.58
Maximum sales charge (5.50% of offering price)	0.91

Maximum offering price to public	$16.49

Class B
Net asset value, offering price and redemption price per share ($35,564,758 ÷ 3,006,681 shares of beneficial interest issued and outstanding)	$11.83

Class C
Net asset value, offering price and redemption price per share ($171,513,924 ÷ 14,487,172 shares of beneficial interest issued and outstanding)	$11.84

Class Q
Net asset value, offering price and redemption price per share ($7,894,545 ÷ 462,932 shares of beneficial interest issued and outstanding)	$17.05

Class R
Net asset value, offering price and redemption price per share ($61,717,910 ÷ 4,128,930 shares of beneficial interest issued and outstanding)	$14.95

Class Z
Net asset value, offering price and redemption price per share ($239,663,580 ÷ 14,145,491 shares of beneficial interest issued and outstanding)	$16.94

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	15

Statement of Operations (unaudited)

Six Months Ended May 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $40,904)	$7,439,926
Income from securities lending, net (including affiliated income of $18,429)	47,514
Affiliated dividend income	37,151

Total income	7,524,591

Expenses
Management fee	4,258,689
Distribution fee—Class A	927,672
Distribution fee—Class B	194,126
Distribution fee—Class C	894,275
Distribution fee—Class R	232,766
Transfer agent’s fees and expenses (including affiliated expense of $200,800)	786,000
Custodian and accounting fees	90,000
Shareholders’ reports	60,000
Registration fees	51,000
Trustees’ fees	17,000
Commitment fee on syndicated credit agreement	14,000
Legal fees and expenses	13,000
Audit fee	12,000
Loan interest expense	6,454
Miscellaneous	16,189

Total expenses	7,573,171
Less: Distribution fee waiver—Class R	(77,593)

Net expenses	7,495,578

Net investment income (loss)	29,013

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of ($2,042))	76,200,393
Foreign currency transactions	(41,464)

76,158,929

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of ($4,949))	64,767,815
Foreign currencies	1,220

64,769,035

Net gain (loss) on investment and foreign currency transactions	140,927,964

Net Increase (Decrease) In Net Assets Resulting From Operations	$140,956,977

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2017	Year Ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,013	$398,409
Net realized gain (loss) on investment and foreign currency transactions	76,158,929	114,179,782
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	64,769,035	(134,383,879)

Net increase (decrease) in net assets resulting from operations	140,956,977	(19,805,688)

Dividends and Distributions
Dividends from net investment income
Class Q	(16,032)	(17,634)
Class Z	(220,874)	(420,366)

	(236,906)	(438,000)

Distributions from net realized gains
Class A	(55,312,217)	(106,289,725)
Class B	(4,621,111)	(13,538,394)
Class C	(21,372,825)	(45,641,406)
Class Q	(606,129)	(1,139,710)
Class R	(5,737,318)	(11,967,999)
Class Z	(19,671,249)	(61,718,594)

	(107,320,849)	(240,295,828)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	24,339,326	100,618,115
Net asset value of shares issued in reinvestment of dividends and distributions	99,164,339	219,890,482
Cost of shares reacquired	(198,209,568)	(602,063,004)

Net increase (decrease) in net assets from Fund share transactions	(74,705,903)	(281,554,407)

Total increase (decrease)	(41,306,681)	(542,093,923)

Net Assets:
Beginning of period	1,185,960,963	1,728,054,886

End of period (a)	$1,144,654,282	$1,185,960,963

(a) Includes undistributed net investment income of:	$29,013	$236,906

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of two series: Prudential Jennison 20/20 Focus Fund and Prudential Jennison MLP Fund. These financial statements relate only to Prudential Jennison 20/20 Focus Fund (the “Fund”). The financial statements of the other series are not presented herein. The Fund is a non-diversified fund.

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

18

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or

Prudential Jennison 20/20 Focus Fund	19

Notes to Financial Statements (unaudited) (continued)

contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

20

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Prudential Jennison 20/20 Focus Fund	21

Notes to Financial Statements (unaudited) (continued)

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to and including $1 billion and .70% of such average daily net assets in excess of $1 billion. The effective management fee rate was .74% for the six months ended May 31, 2017.

22

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through March 31, 2018.

PIMS has advised the Fund that it received $167,618 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2017, it received $15,356 and $4,606 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended May 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM

Prudential Jennison 20/20 Focus Fund	23

Notes to Financial Statements (unaudited) (continued)

Investments. For the period ended May 31, 2017, PGIM, Inc. was compensated $18,058 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended May 31, 2017, were $393,166,737 and $575,320,204, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2017 were as follows:

Tax Basis	$912,058,107

Appreciation	318,483,551
Depreciation	(20,348,211)

Net Unrealized Appreciation	$298,135,340

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new

24

purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchases. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z. The Fund currently does not have any Class T shares outstanding.

At reporting period end, three shareholders of record held 43% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2017:
Shares sold	689,652	$10,101,676
Shares issued in reinvestment of dividends and distributions	3,811,681	53,630,328
Shares reacquired	(5,554,997)	(81,234,067)

Net increase (decrease) in shares outstanding before conversion	(1,053,664)	(17,502,063)
Shares issued upon conversion from other share class(es)	954,288	14,432,093
Shares reacquired upon conversion into other share class(es)	(1,303,411)	(18,829,504)

Net increase (decrease) in shares outstanding	(1,402,787)	$(21,899,474)

Year ended November 30, 2016:
Shares sold	2,099,740	$30,240,638
Shares issued in reinvestment of dividends and distributions	6,894,808	102,456,851
Shares reacquired	(13,062,060)	(189,164,663)

Net increase (decrease) in shares outstanding before conversion	(4,067,512)	(56,467,174)
Shares issued upon conversion from other share class(es)	1,436,854	20,698,966
Shares reacquired upon conversion into other share class(es)	(622,164)	(9,019,252)

Net increase (decrease) in shares outstanding	(3,252,822)	$(44,787,460)

Prudential Jennison 20/20 Focus Fund	25

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended May 31, 2017:
Shares sold	17,974	$195,041
Shares issued in reinvestment of dividends and distributions	412,498	4,421,979
Shares reacquired	(424,832)	(4,752,059)

Net increase (decrease) in shares outstanding before conversion	5,640	(135,039)
Shares reacquired upon conversion into other share class(es)	(939,910)	(10,900,418)

Net increase (decrease) in shares outstanding	(934,270)	$(11,035,457)

Year ended November 30, 2016:
Shares sold	66,663	$778,931
Shares issued in reinvestment of dividends and distributions	1,080,776	12,655,887
Shares reacquired	(1,260,489)	(14,224,759)

Net increase (decrease) in shares outstanding before conversion	(113,050)	(789,941)
Shares reacquired upon conversion into other share class(es)	(1,654,918)	(18,707,728)

Net increase (decrease) in shares outstanding	(1,767,968)	$(19,497,669)

Class C
Six months ended May 31, 2017:
Shares sold	378,458	$4,141,340
Shares issued in reinvestment of dividends and distributions	1,763,626	18,923,712
Shares reacquired	(3,315,827)	(36,846,808)

Net increase (decrease) in shares outstanding before conversion	(1,173,743)	(13,781,756)
Shares reacquired upon conversion into other share class(es)	(681,016)	(7,767,610)

Net increase (decrease) in shares outstanding	(1,854,759)	$(21,549,366)

Year ended November 30, 2016:
Shares sold	1,430,898	$16,181,952
Shares issued in reinvestment of dividends and distributions	3,443,067	40,352,743
Shares reacquired	(7,282,384)	(83,489,874)

Net increase (decrease) in shares outstanding before conversion	(2,408,419)	(26,955,179)
Shares reacquired upon conversion into other share class(es)	(711,148)	(8,122,305)

Net increase (decrease) in shares outstanding	(3,119,567)	$(35,077,484)

Class Q
Six months ended May 31, 2017:
Shares sold	13,096	$211,706
Shares issued in reinvestment of dividends and distributions	40,453	622,161
Shares reacquired	(44,020)	(716,107)

Net increase (decrease) in shares outstanding	9,529	$117,760

Year ended November 30, 2016:
Shares sold	45,921	$688,935
Shares issued in reinvestment of dividends and distributions	71,974	1,157,344
Shares reacquired	(143,574)	(2,303,076)

Net increase (decrease) in shares outstanding	(25,679)	$(456,797)

26

Class R	Shares	Amount
Six months ended May 31, 2017:
Shares sold	188,366	$2,646,446
Shares issued in reinvestment of dividends and distributions	407,669	5,511,689
Shares reacquired	(804,457)	(11,331,458)

Net increase (decrease) in shares outstanding	(208,422)	$(3,173,323)

Year ended November 30, 2016:
Shares sold	563,046	$7,772,577
Shares issued in reinvestment of dividends and distributions	790,999	11,350,830
Shares reacquired	(2,091,922)	(29,181,491)

Net increase (decrease) in shares outstanding	(737,877)	$(10,058,084)

Class Z
Six months ended May 31, 2017:
Shares sold	444,712	$7,043,117
Shares issued in reinvestment of dividends and distributions	1,049,997	16,054,470
Shares reacquired	(3,975,489)	(63,329,069)

Net increase (decrease) in shares outstanding before conversion	(2,480,780)	(40,231,482)
Shares issued upon conversion from other share class(es)	1,484,697	23,375,882
Shares reacquired upon conversion into other share class(es)	(19,252)	(310,443)

Net increase (decrease) in shares outstanding	(1,015,335)	$(17,166,043)

Year ended November 30, 2016:
Shares sold	2,948,643	$44,955,082
Shares issued in reinvestment of dividends and distributions	3,244,802	51,916,827
Shares reacquired	(18,086,652)	(283,699,141)

Net increase (decrease) in shares outstanding before conversion	(11,893,207)	(186,827,232)
Shares issued upon conversion from other shares class(es)	1,022,109	15,972,348
Shares reacquired upon conversion into other share class(es)	(53,187)	(822,029)

Net increase (decrease) in shares outstanding	(10,924,285)	$(171,676,913)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the six months ended May 31, 2017. The average daily balance for the 103 days that the Fund had loans outstanding during the period was $1,070,262, borrowed at a weighted average interest rate of 2.11%. The maximum loan balance outstanding during the period was $5,999,000. At May 31, 2017, the Fund did not have an outstanding loan balance.

Prudential Jennison 20/20 Focus Fund	27

Notes to Financial Statements (unaudited) (continued)

8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

28

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,			Ten Months Ended November 30,		Year Ended January 31,
	2017		2016	2015	2014	2013(f)		2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.08		$17.48	$18.55	$19.71	$16.60		$15.83	$15.98
Income (loss) from investment operations:
Net investment income (loss)	.01		.02	.02	(.05)	.05		(.01)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.82		(.04)	.67	1.60	3.59		1.59	.29
Total from investment operations	1.83		(.02)	.69	1.55	3.64		1.58	.27
Less Distributions:
Distributions from net realized gains	(1.33)		(2.38)	(1.76)	(2.71)	(.53)		(.81)	(.42)
Net asset value, end of period	$15.58		$15.08	$17.48	$18.55	$19.71		$16.60	$15.83
Total Return(b):	13.08%		.08%	4.62%	9.49%	22.35%		10.37%	1.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$628,300		$629,270	$786,591	$897,251	$1,174,447		$1,065,531	$1,125,940
Average net assets (000)	$620,198		$668,587	$826,377	$1,017,334	$1,110,859		$1,097,353	$1,139,012
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23%	(d)	1.20%	1.18%	1.18%	1.18%	(d)	1.18%	1.18%
Expenses before waivers and/or expense reimbursement	1.23%	(d)	1.20%	1.18%	1.18%	1.18%	(d)	1.18%	1.18%
Net investment income (loss)	.09%	(d)	.11%	.09%	(.26)%	.30%	(d)	(.05)%	(.11)%
Portfolio turnover rate	35%	(e)	55%	73%	88%	62%	(e)	59%	82%

(a)	Calculated based on average shares outstanding during period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less that one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	29

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,			Ten Months Ended November 30,		Year Ended January 31,
	2017		2016	2015	2014	2013(f)		2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.80		$14.29	$15.60	$17.11	$14.56		$14.08	$14.36
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.07)	(.08)	(.14)	(.05)		(.11)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40		(.04)	.53	1.34	3.13		1.40	.26
Total from investment operations	1.36		(.11)	.45	1.20	3.08		1.29	.14
Less Distributions:
Distributions from net realized gains	(1.33)		(2.38)	(1.76)	(2.71)	(.53)		(.81)	(.42)
Net asset value, end of period	$11.83		$11.80	$14.29	$15.60	$17.11		$14.56	$14.08
Total Return(b):	12.69%		(.65)%	3.87%	8.77%	21.62%		9.59%	1.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,565		$46,500	$81,580	$116,571	$141,499		$137,765	$148,930
Average net assets (000)	$38,935		$58,389	$96,741	$128,076	$136,116		$142,736	$157,386
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.93%	(d)	1.90%	1.88%	1.88%	1.88%	(d)	1.88%	1.88%
Expenses before waivers and/or expense reimbursement	1.93%	(d)	1.90%	1.88%	1.88%	1.88%	(d)	1.88%	1.88%
Net investment income (loss)	(.63)%	(d)	(.61)%	(.60)%	(.95)%	(.40)%	(d)	(.75)%	(.81)%
Portfolio turnover rate	35%	(e)	55%	73%	88%	62%	(e)	59%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,			Ten Months Ended November 30,		Year Ended January 31,
	2017		2016	2015	2014	2013(f)		2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.81		$14.30	$15.61	$17.12	$14.57		$14.08	$14.36
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.07)	(.08)	(.14)	(.05)		(.11)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.39		(.04)	.53	1.34	3.13		1.41	.26
Total from investment operations	1.36		(.11)	.45	1.20	3.08		1.30	.14
Less Distributions:
Distributions from net realized gains	(1.33)		(2.38)	(1.76)	(2.71)	(.53)		(.81)	(.42)
Net asset value, end of period	$11.84		$11.81	$14.30	$15.61	$17.12		$14.57	$14.08
Total Return(b):	12.68%		(.65)%	3.88%	8.77%	21.61%		9.66%	1.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$171,514		$192,968	$278,283	$338,517	$365,467		$335,759	$366,089
Average net assets (000)	$179,365		$221,915	$299,170	$353,049	$345,686		$349,269	$381,245
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.93%	(d)	1.90%	1.88%	1.88%	1.88%	(d)	1.88%	1.88%
Expenses before waivers and/or expense reimbursement	1.93%	(d)	1.90%	1.88%	1.88%	1.88%	(d)	1.88%	1.88%
Net investment income (loss)	(.62)%	(d)	(.60)%	(.60)%	(.95)%	(.40)%	(d)	(.75)%	(.81)%
Portfolio turnover rate	35%	(e)	55%	73%	88%	62%	(e)	59%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	31

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended May 31,		Year Ended November 30,			Ten Months Ended November 30,		Year Ended January 31,	March 28, 2011(a) through January 31,
	2017		2016	2015	2014	2013(g)		2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.38		$18.76	$19.69	$20.72	$17.37		$16.45	$17.09
Income (loss) from investment operations:
Net investment income (loss)	.04		.08	.09	.03	.12		.06	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.99		(.04)	.74	1.69	3.76		1.67	(.27)
Total from investment operations	2.03		.04	.83	1.72	3.88		1.73	(.22)
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.04)	-	(.04)	-		-	-
Distributions from net realized gains	(1.33)		(2.38)	(1.76)	(2.71)	(.53)		(.81)	(.42)
Total dividends and distributions	(1.36)		(2.42)	(1.76)	(2.75)	(.53)		(.81)	(.42)
Net asset value, end of period	$17.05		$16.38	$18.76	$19.69	$20.72		$17.37	$16.45
Total Return(c):	13.33%		.43%	5.11%	9.93%	22.75%		10.90%	(1.21)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,895		$7,428	$8,987	$13,270	$18,030		$23,654	$20,845
Average net assets (000)	$7,748		$8,424	$11,036	$14,793	$22,424		$18,725	$23,124
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.79%	(e)	.77%	.76%	.76%	.75%	(e)	.75%	.75%	(e)
Expenses before waivers and/or expense reimbursement	.79%	(e)	.77%	.76%	.76%	.75%	(e)	.75%	.75%	(e)
Net investment income (loss)	.53%	(e)	.52%	.52%	.16%	.80%	(e)	.37%	.35%	(e)
Portfolio turnover rate	35%	(f)	55%	73%	88%	62%	(f)	59%	82%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

32

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,			Ten Months Ended November 30,		Year Ended January 31,
	2017		2016	2015	2014	2013(f)		2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.53		$16.97	$18.09	$19.32	$16.31		$15.60	$15.78
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.01)	(.02)	(.08)	.02		(.04)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.76		(.05)	.66	1.56	3.52		1.56	.29
Total from investment operations	1.75		(.06)	.64	1.48	3.54		1.52	.24
Less Distributions:
Distributions from net realized gains	(1.33)		(2.38)	(1.76)	(2.71)	(.53)		(.81)	(.42)
Net asset value, end of period	$14.95		$14.53	$16.97	$18.09	$19.32		$16.31	$15.60
Total Return(b):	13.01%		(.19)%	4.44%	9.29%	22.13%		10.14%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,718		$63,035	$86,122	$103,493	$127,424		$114,584	$109,794
Average net assets (000)	$62,245		$72,005	$93,073	$110,415	$121,488		$115,501	$102,506
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.43%	(d)	1.40%	1.38%	1.38%	1.38%	(d)	1.38%	1.38%
Expenses before waivers and/or expense reimbursement	1.68%	(d)	1.65%	1.63%	1.63%	1.63%	(d)	1.63%	1.63%
Net investment income (loss)	(.12)%	(d)	(.09)%	(.10)%	(.46)%	.11%	(d)	(.25)%	(.32)%
Portfolio turnover rate	35%	(e)	55%	73%	88%	62%	(e)	59%	82%

(a)	Calculated based on average shares outstanding during period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,			Ten Months Ended November 30,		Year Ended January 31,
	2017		2016	2015	2014	2013(f)		2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.28		$18.65	$19.62	$20.64	$17.33		$16.44	$16.52
Income (loss) from investment operations:
Net investment income (loss)	.03		.06	.07	.01	.09		.04	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.97		(.04)	.72	1.70	3.75		1.66	.31
Total from investment operations	2.00		.02	.79	1.71	3.84		1.70	.34
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.01)	-	(.02)	-		-	-
Distributions from net realized gains	(1.33)		(2.38)	(1.76)	(2.71)	(.53)		(.81)	(.42)
Total dividends and distributions	(1.34)		(2.39)	(1.76)	(2.73)	(.53)		(.81)	(.42)
Net asset value, end of period	$16.94		$16.28	$18.65	$19.62	$20.64		$17.33	$16.44
Total Return(b):	13.20%		.36%	4.91%	9.89%	22.57%		10.72%	2.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$239,664		$246,761	$486,493	$619,157	$599,835		$643,397	$776,442
Average net assets (000)	$240,193		$367,508	$524,291	$600,882	$593,229		$731,863	$792,733
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.93%	(d)	.90%	.88%	.88%	.88%	(d)	.88%	.88%
Expenses before waivers and/or expense reimbursement	.93%	(d)	.90%	.88%	.88%	.88%	(d)	.88%	.88%
Net investment income (loss)	.38%	(d)	.37%	.40%	.04%	.60%	(d)	.25%	.19%
Portfolio turnover rate	35%	(e)	55%	73%	88%	62%	(e)	59%	82%

(a)	Calculated based on average shares outstanding during period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

34

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison 20/20 Focus Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON 20/20 FOCUS FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	PJTQX	JTWRX	PTWZX
CUSIP	74440G107	74440G206	74440G305	74440G602	74440G503	74440G404

MF183E2

     PRUDENTIAL JENNISON MLP FUND

SEMIANNUAL REPORT

MAY 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison MLP Fund informative and useful. The report covers performance for the six-month period ended May 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison MLP Fund

July 14, 2017

Prudential Jennison MLP Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/17 (without sales charges)	Average Annual Total Returns as of 5/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	0.72	2.83	–3.58 (12/18/13)
Class C	0.22	6.76	–2.75 (12/18/13)
Class Z	0.71	8.89	–1.76 (12/18/13)
Alerian MLP Index	2.28	6.24	–5.68
S&P 500 Index	10.80	17.45	10.39
Lipper Custom Energy MLP Funds Average**	–0.67	6.65	–6.67
Lipper Energy MLP Funds Average**	–1.50	7.89	–5.88

The Fund’s returns are calculated on a post corporate tax basis.

*Not annualized

**The Lipper Custom Energy MLP Funds Average is a custom group of unlevered, C-Corporation structured MLP Funds in the Lipper Energy MLP Funds performance universe. Although Lipper classifies the Fund in the Energy MLP Funds performance universe, the Lipper Custom Average is used because the Fund’s manager believes that the funds in the custom peer group provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below. The Since Inception return for the Indexes and Lipper Averages are measured from the closest month-end to the Fund’s inception date. Inception returns are provided for any share class with less than 10 fiscal years of returns.

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	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Alerian MLP Index—The Alerian MLP Index is an unmanaged index composite of the 50 most prominent energy Master Limited Partnerships (MLPs) that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The Index is calculated using a float-adjusted, capitalization-weighted methodology.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Energy MLP Funds Average—Funds in the Lipper Energy MLP Funds Average (Lipper Average) invest primarily in MLPs engaged in the transportation, storage, and processing of minerals and natural resources in the energy sector.

Lipper Custom Energy MLP Funds Average—The Lipper Custom Energy MLP Funds Average (Lipper Custom Average) consists only of Funds that are unlevered and structured as C-Corporations within Lipper’s Energy MLP Funds universe, and not the entire Energy MLP Funds universe. These returns do not include the effect of any sales charges or taxes. These returns would be lower if they included the effect of these expenses.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison MLP Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 5/31/17 (%)
Energy Transfer Partners LP, Oil & Gas Storage & Transportation	7.4
Williams Partners LP, Oil & Gas Storage & Transportation	5.6
MPLX LP, Oil & Gas Storage & Transportation	5.5
Cheniere Energy Partners LP, Oil & Gas Storage & Transportation	5.1
Targa Resources Corp., Oil & Gas Storage & Transportation	4.3

Holdings reflect only long-term investments and are subject to change.

Largest Industries expressed as a percentage of net assets as of 5/31/17 (%)
Oil & Gas Storage & Transportation	91.1
Oil & Gas Refining & Marketing	4.3
Oil & Gas Exploration & Production	3.3
Oil & Gas Equipment & Services	1.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Jennison MLP Fund	7

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). The expenses in the table do not reflect current/deferred tax benefits. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison MLP Fund		Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,007.20	1.44%	$7.21
	Hypothetical	$1,000.00	$1,017.75	1.44%	$7.24
Class C	Actual	$1,000.00	$1,002.20	2.19%	$10.93
	Hypothetical	$1,000.00	$1,014.01	2.19%	$11.00
Class Z	Actual	$1,000.00	$1,007.10	1.19%	$5.95
	Hypothetical	$1,000.00	$1,019.00	1.19%	$5.99

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2017, and divided by the 365 days in the Fund's fiscal year ending November 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of May 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS 22.3%

Oil & Gas Storage & Transportation
Enbridge, Inc. (Canada)	237,480	$9,141,622
EnLink Midstream LLC	322,496	5,498,557
Kinder Morgan, Inc.	655,384	12,295,004
ONEOK, Inc.	177,861	8,836,134
SemGroup Corp. (Class A Stock)	430,985	13,360,535
Targa Resources Corp.	392,003	18,004,698
TransCanada Corp. (Canada)	244,320	11,341,975
Williams Cos., Inc. (The)	490,907	14,039,940

TOTAL COMMON STOCKS (cost $87,724,951)		92,518,465

PREFERRED STOCK 3.3%

Oil & Gas Exploration & Production
Anadarko Petroleum Corp. CVT, 7.500% (cost $12,595,488)	313,587	13,593,996

MASTER LIMITED PARTNERSHIPS 74.4%

Oil & Gas Equipment & Services 1.3%
USA Compression Partners LP	360,302	5,537,842

Oil & Gas Refining & Marketing 4.3%
EnLink Midstream Partners LP	451,778	7,666,673
NuStar Energy LP	227,786	10,382,486

		18,049,159

Oil & Gas Storage & Transportation 68.8%
Antero Midstream GP LP*	281,809	6,222,343
Antero Midstream Partners LP	433,515	15,016,960
Boardwalk Pipeline Partners LP	711,199	12,851,366
Buckeye Partners LP	230,281	14,737,984
Cheniere Energy Partners LP	659,202	21,193,344
Energy Transfer Equity LP	600,005	10,224,085
Energy Transfer Partners LP	1,411,269	30,709,213
Enterprise Products Partners LP	569,405	15,265,748
EQT GP Holdings LP	123,833	3,238,233
EQT Midstream Partners LP	199,382	14,706,416
Hess Midstream Partners LP*	172,092	3,999,418
MPLX LP	695,778	22,995,463
Noble Midstream Partners LP	263,262	12,107,419

See Notes to Financial Statements.

Prudential Jennison MLP Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2017

Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (Continued)

Oil & Gas Storage & Transportation (cont’d.)
ONEOK Partners LP	354,351	$17,331,307
Plains All American Pipeline LP	668,374	17,698,544
Rice Midstream Partners LP	689,226	16,892,929
Tallgrass Energy GP LP	167,140	4,307,198
Tallgrass Energy Partners LP	347,343	17,228,213
TC PipeLines LP	101,532	5,713,206
Williams Partners LP	598,857	23,457,229

		285,896,618

TOTAL MASTER LIMITED PARTNERSHIPS (cost $259,615,310)		309,483,619

TOTAL LONG-TERM INVESTMENTS (cost $359,935,749)		415,596,080

SHORT-TERM INVESTMENTS 1.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	5,197,675	5,197,675
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	181	181

TOTAL SHORT-TERM INVESTMENTS (cost $5,197,856)		5,197,856

TOTAL INVESTMENTS 101.2% (cost $365,133,605)		420,793,936
Liabilities in excess of other assets (1.2)%		(5,103,370)

NET ASSETS 100.0%		$415,690,566

The following abbreviations are used in the semiannual report:

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

10

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil & Gas Storage & Transportation	$92,518,465	$—	$—
Preferred Stock
Oil & Gas Exploration & Production	13,593,996	—	—
Master Limited Partnerships
Oil & Gas Equipment & Services	5,537,842	—	—
Oil & Gas Refining & Marketing	18,049,159	—	—
Oil & Gas Storage & Transportation	285,896,618	—	—
Affiliated Mutual Funds	5,197,856	—	—

Total	$420,793,936	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2017 were as follows:

Oil & Gas Storage & Transportation	91.1%
Oil & Gas Refining & Marketing	4.3
Oil & Gas Exploration & Production	3.3
Oil & Gas Equipment & Services	1.3
Affiliated Mutual Funds	1.2%

101.2
Liabilities in excess of other assets	(1.2)

100.0%

See Notes to Financial Statements.

Prudential Jennison MLP Fund	11

Statement of Assets & Liabilities (unaudited)

as of May 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $359,935,749)	$415,596,080
Affiliated investments (cost $5,197,856)	5,197,856
Receivable for Fund shares sold	1,277,372
Dividends receivable	385,140
Income tax receivable	889
Prepaid expenses	643

Total assets	422,457,980

Liabilities
Deferred tax liability	4,054,761
Payable for Fund shares reacquired	2,131,532
Management fee payable	359,011
Accrued expenses and other liabilities	118,922
Distribution fee payable	55,642
Franchise tax payable	40,377
Affiliated transfer agent fee payable	7,169

Total liabilities	6,767,414

Net Assets	$415,690,566

Net assets were comprised of:
Shares of beneficial interest, at par	$52,923
Paid-in capital in excess of par	405,576,067

405,628,990
Accumulated net investment loss, net of deferred taxes	(1,812,965)
Accumulated net realized loss on investment transactions, net of deferred taxes	(27,787,506)
Net unrealized appreciation on investments, net of deferred taxes	39,662,047

Net assets, May 31, 2017	$415,690,566

See Notes to Financial Statements.

12

Class A
Net asset value and redemption price per share, ($63,021,662 ÷ 8,053,169 shares of beneficial interest issued and outstanding)	$7.83
Maximum sales charge (5.50% of offering price)	0.46

Maximum offering price to public	$8.29

Class C
Net asset value, offering price and redemption price per share, ($48,547,916 ÷ 6,384,569 shares of beneficial interest issued and outstanding)	$7.60

Class Z
Net asset value, offering price and redemption price per share, ($304,120,988 ÷ 38,484,789 shares of beneficial interest issued and outstanding)	$7.90

See Notes to Financial Statements.

Prudential Jennison MLP Fund	13

Statement of Operations (unaudited)

Six Months Ended May 31, 2017

Net Investment Income (Loss)
Income
Distributions from Master Limited Partnerships	$9,686,556
Less: Return of capital on distributions	(9,592,123)
Unaffiliated dividend income (net of foreign withholding taxes of $63,008)	2,021,654
Affiliated dividend income	37,008
Income from securities lending, net (including affiliated income of $527)	527

Total income	2,153,622

Expenses
Management fee	2,026,602
Distribution fee—Class A	109,098
Distribution fee—Class C	237,425
Transfer agent’s fees and expenses (including affiliated expense of $21,400)	164,000
Tax service fees	43,000
Registration fees	39,000
Custodian and accounting fees	31,000
Audit fee	30,000
Shareholders’ reports	29,000
Franchise tax expense	24,000
Legal fees and expenses	10,000
Trustees’ fees	8,000
Miscellaneous	13,308

Total expenses	2,764,433
Less: Distribution fee waiver—Class A	(18,183)

Net expenses	2,746,250

Net investment income (loss), before taxes	(592,628)
Tax benefit, net of valuation allowance	105,605

Net investment income (loss), net of taxes	(487,023)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $124)	(3,026,021)
Foreign currency transactions	(1,050)
Tax expense, net of valuation allowance	(323,082)

(3,350,153)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(196))	4,163,252
Foreign currencies	1,123
Tax benefit, net of valuation allowance	511,247

4,675,622

Net gain (loss) on investment transactions and foreign currency transactions, net of taxes	1,325,469

Net Increase (Decrease) In Net Assets Resulting From Operations	$838,446

See Notes to Financial Statements.

14

Statement of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2017	Year Ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss), net of taxes	$(487,023)	$(114,281)
Net realized gain (loss) on investment transactions and foreign currency transactions, net of taxes	(3,350,153)	(11,746,970)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies, net of taxes	4,675,622	65,161,947

Net increase (decrease) in net assets resulting from operations	838,446	53,300,696

Distributions
Return of capital distributions:
Class A	(1,808,693)	(3,831,720)
Class C	(1,380,892)	(2,087,510)
Class Z	(8,286,116)	(10,833,871)

	(11,475,701)	(16,753,101)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	127,544,647	282,460,770
Net asset value of shares issued in reinvestment of dividends and distributions	10,915,168	15,886,324
Cost of shares reacquired	(67,449,153)	(102,971,322)

Net increase (decrease) in net assets from Fund share transactions	71,010,662	195,375,772

Total increase (decrease)	60,373,407	231,923,367

Net Assets:
Beginning of period	355,317,159	123,393,792

End of period	$415,690,566	$355,317,159

See Notes to Financial Statements.

Prudential Jennison MLP Fund	15

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a Series company. The Trust currently consists of two investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison MLP Fund and Prudential Jennison 20/20 Focus Fund. The information presented in these financial statements pertains to the Prudential Jennison MLP Fund (the “Fund”). The financial statements of the other series are not presented herein. The Fund is a non-diversified series of the Trust. The Fund commenced investment operations on December 18, 2013.

The investment objective of the Fund is to seek total return.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

16

Common and preferred stocks, Master Limited Partnerships (“MLPs”), exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Jennison MLP Fund	17

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on

18

a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

MLPs: The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in MLPs and MLP related investments. The majority of MLPs operate in the energy sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Concentration of Risk: Since the Fund concentrates its investments in the energy sector, it will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting the sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in this sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy and natural resources companies.

Prudential Jennison MLP Fund	19

Notes to Financial Statements (unaudited) (continued)

Return of Capital Estimates: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the six months ended May 31, 2017, the Fund estimates that 100% of the MLP distributions received from investments taxed as partnerships would be treated as return of capital while the nature of distributions received from MLP investments taxed as corporations will typically be considered dividend income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Income Taxes: The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code (the “Code”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund is treated as a regular C-corporation for federal, state and local income tax purposes and will be required to pay federal, state and local income tax on its taxable income.

The Fund intends to invest primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the

20

amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards.

The Fund will accrue a deferred income tax liability balance, at the effective statutory United States federal income tax rate of 35% plus an estimated state and local income tax rate for its future tax liability associated with the capital appreciation of its investments, the distributions received by the Fund on interests of MLPs considered to be return of capital, and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses.

To the extent the Fund has a deferred tax asset; consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/ (liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund may modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the six months ended May 31, 2017, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Prudential Jennison MLP Fund	21

Notes to Financial Statements (unaudited) (continued)

Since the Fund will be subject to taxation on its taxable income, the Net Asset Value of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Fund’s benchmark Index, however, is calculated without any adjustments for taxes.

As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state returns in several states.

Dividends and Distributions: The Fund expects to pay distributions from its gross income to its shareholders quarterly. The estimated tax character of the distributions will be either qualified dividend income or a return of capital. The estimated characterization of the distributions paid will be based on the operating results during the period, and their actual tax character will not be determined until after the end of the fiscal year. Due to the tax characterization of distributions made by the underlying MLP securities held by the Fund, the Fund may have a significant portion of its distributions consist of return of capital for U.S. federal income tax purposes. Dividends and distributions to shareholders are recorded on the ex-date.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The effective management fee rate was 1.00% for the six months ended May 31, 2017.

22

PGIM Investments has contractually agreed through March 31, 2018 to limit net annual fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares to 1.25% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 31, 2018.

PIMS has advised the Fund that it has received $164,426 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2017 it has received $3,952 in contingent deferred sales charges imposed upon certain redemptions by Class C shareholders.

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended May 31, 2017 no such transactions were entered into by the Fund.

Prudential Jennison MLP Fund	23

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the six months ended May 31, 2017, PGIM, Inc. was compensated $100 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended May 31, 2017, were $82,666,564 and $16,416,658, respectively.

5. Tax Information

Currently, the maximum marginal regular federal income tax rate for a corporation is 35%. The Fund may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated rate of 2.04% for state and local tax, net of federal tax benefit.

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2017	Current	Deferred	Total
Federal	$—	$(276,306)	$(276,306)
State	—	(17,464)	(17,464)
Valuation allowance	—	—	—

Total income tax expense/(benefit)	$—	$(293,770)	$(293,770)

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Description	Amount
Application of statutory income tax rate	$190,637
State income taxes, net of Federal benefit	11,111
Effect of permanent difference	(497,933)
Change in estimated state deferred rate	(7,033)
Other	9,448
Valuation allowance	—

Total income tax expense/(benefit)	$(293,770)

24

As of May 31, 2017, components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net operating loss carryforward	$8,008,300
Capital loss carryforward	12,803,677
Other	16,479

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(24,883,217)

Net deferred tax liability	$(4,054,761)

Net operating loss carryforwards are available to offset future taxable income. Net operating loss carryforwards can be carried forward for 20 years and, accordingly, would begin to expire as of November 30, 2035. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2015	$994,159	November 30, 2035
November 30, 2016	2,818,946	November 30, 2036
November 30, 2017	17,807,607	November 30, 2037

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2019. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2014	$86,912	November 30, 2019
November 30, 2015	12,439,987	November 30, 2020
November 30, 2016	19,634,944	November 30, 2021
November 30, 2017	2,405,318	November 30, 2022

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2017 were as follows:

Tax Basis	$353,614,626

Appreciation	73,000,939
Depreciation	(5,821,629)

Net Unrealized Appreciation	$67,179,310

The book basis may differ from tax basis due to certain tax related adjustments.

6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for

Prudential Jennison MLP Fund	25

Notes to Financial Statements (unaudited) (continued)

purchases by certain retirement or benefit plans. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At reporting period end, six shareholders of record held 75% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2017:
Shares sold	2,222,742	$18,283,969
Shares issued in reinvestment of dividends and distributions	204,803	1,677,669
Shares reacquired	(1,333,088)	(10,920,225)

Net increase (decrease) in shares outstanding before conversion	1,094,457	9,041,413
Shares issued upon conversion from other share class(es)	53,550	442,511
Shares reacquired upon conversion into other share class(es)	(2,652,796)	(22,462,797)

Net increase (decrease) in shares outstanding	(1,504,789)	$(12,978,873)

Year ended November 30, 2016:
Shares sold	7,748,721	$54,665,299
Shares issued in reinvestment of dividends and distributions	445,193	3,334,231
Shares reacquired†	(2,291,901)	(16,639,313)

Net increase (decrease) in shares outstanding before conversion	5,902,013	41,360,217
Shares issued upon conversion from other class(es)	197,952	1,423,994
Shares reacquired upon conversion into other share class(es)	(413,396)	(3,243,585)

Net increase (decrease) in shares outstanding	5,686,569	$39,540,626

26

Class C	Shares	Amount
Six months ended May 31, 2017:
Shares sold	1,402,856	$11,224,188
Shares issued in reinvestment of dividends and distributions	167,050	1,330,072
Shares reacquired	(408,826)	(3,260,032)

Net increase (decrease) in shares outstanding before conversion	1,161,080	9,294,228
Shares reacquired upon conversion into other share class(es)	(142,285)	(1,141,340)

Net increase (decrease) in shares outstanding	1,018,795	$8,152,888

Year ended November 30, 2016:
Shares sold	3,544,722	$24,667,874
Shares issued in reinvestment of dividends and distributions	275,353	2,013,795
Shares reacquired†	(827,830)	(5,815,071)

Net increase (decrease) in shares outstanding before conversion	2,992,245	20,866,598
Shares reacquired upon conversion into other share class(es)	(130,506)	(999,972)

Net increase (decrease) in shares outstanding	2,861,739	$19,866,626

Class Z
Six months ended May 31, 2017:
Shares sold	11,836,681	$98,036,490
Shares issued in reinvestment of dividends and distributions	957,946	7,907,427
Shares reacquired	(6,446,169)	(53,268,896)

Net increase (decrease) in shares outstanding before conversion	6,348,458	52,675,021
Shares issued upon conversion from other share class(es)	2,750,423	23,455,028
Shares reacquired upon conversion into other share class(es)	(35,134)	(293,402)

Net increase (decrease) in shares outstanding	9,063,747	$75,836,647

Year ended November 30, 2016:
Shares sold	29,045,651	$203,127,597
Shares issued in reinvestment of dividends and distributions	1,399,955	10,538,298
Shares reacquired†	(11,543,405)	(80,516,938)

Net increase (decrease) in shares outstanding before conversion	18,902,201	133,148,957
Shares issued upon conversion from other class(es)	521,459	4,118,555
Shares reacquired upon conversion into other share class(es)	(180,897)	(1,298,992)

Net increase (decrease) in shares outstanding	19,242,763	$135,968,520

†	Includes affiliated redemption of 1,072 shares with a value of $8,090 for Class A shares, 1,072 shares with a value of $7,976 for Class C shares, and 1,335,410 shares with a value of $11,141,266 for Class Z shares.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended May 31, 2017.

Prudential Jennison MLP Fund	27

Notes to Financial Statements (unaudited) (continued)

8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

28

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,			December 18, 2013(b) through November 30,
	2017		2016		2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$7.99		$7.45		$11.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.01)		(.08)	(.09)
Net realized and unrealized gain (loss) on investments	.08		1.01		(3.21)	1.71
Total from investment operations	.07		1.00		(3.29)	1.62
Less Distributions:
Return of capital distributions	(.23)		(.46)		(.45)	(.43)
Net asset value, end of period	$7.83		$7.99		$7.45	$11.19
Total Return(a)	0.72%		14.11%		(30.15)%	16.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,022		$76,392		$28,833	$15,465
Average net assets (000)	$72,932		$57,191		$26,174	$4,308
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.44%	(e)	1.51%		1.50%	1.50%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	1.37%	(e)(g)	3.27%	(g)	.98% (g)	3.14%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	1.49%	(e)	1.58%		1.69%	2.07%	(e)
Net investment income (loss)	(.40)%	(e)	(.38)%		(.68)%	(1.24)%	(e)
Net investment income (loss), net of taxes	(.37)%	(e)(h)	(.13)%	(h)	(.82)% (h)	(.86)%	(e)(h)
Portfolio turnover rate	4%	(f)	37%		83%	67%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculations based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment loss, realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment loss only, which is not annualized.

See Notes to Financial Statements.

Prudential Jennison MLP Fund	29

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,			December 18, 2013(b) through November 30,
	2017		2016		2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$7.80		$7.33		$11.12	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.06)		(.15)	(.17)
Net realized and unrealized gain (loss) on investments	.07		.99		(3.19)	1.72
Total from investment operations	.03		.93		(3.34)	1.55
Less Distributions:
Return of capital distributions	(.23)		(.46)		(.45)	(.43)
Net asset value, end of period	$7.60		$7.80		$7.33	$11.12
Total Return(a)	0.22%		13.37%		(30.80)%	15.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,548		$41,850		$18,364	$9,538
Average net assets (000)	$47,615		$30,978		$15,814	$4,071
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	2.19%	(e)	2.26%		2.25%	2.25%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	2.12%	(e)(g)	4.02%	(g)	1.73% (g)	3.89%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	2.19%	(e)	2.28%		2.39%	2.92%	(e)
Net investment income (loss)	(1.14)%	(e)	(1.13)%		(1.44)%	(1.94)%	(e)
Net investment income (loss), net of taxes	(1.11)%	(e)(h)	(.88)%	(h)	(1.58)% (h)	(1.56)%	(e)(h)
Portfolio turnover rate	4%	(f)	37%		83%	67%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculations based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment loss, realized and unrealized gains (losses) , which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment loss only, which is not annualized.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,			December 18, 2013(b) through November 30,
	2017		2016		2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$8.06		$7.49		$11.22	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(i)	.01		(.06)	(.06)
Net realized and unrealized gain (loss) on investments	.07		1.02		(3.22)	1.71
Total from investment operations	.07		1.03		(3.28)	1.65
Less Distributions:
Return of capital distributions	(.23)		(.46)		(.45)	(.43)
Net asset value, end of period	$7.90		$8.06		$7.49	$11.22
Total Return(a)	0.71%		14.45%		(29.98)%	16.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$304,121		$237,076		$76,197	$71,193
Average net assets (000)	$285,886		$159,551		$79,796	$33,643
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.19%	(e)	1.27%		1.25%	1.25%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	1.12%	(e)(g)	3.02%	(g)	.73% (g)	2.89%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	1.19%	(e)	1.29%		1.39%	2.08%	(e)
Net investment income (loss)	(.12)%	(e)	(.11)%		(.46)%	(.93)%	(e)
Net investment income (loss), net of taxes	(.09)%	(e)(h)	.14%	(h)	(.60)% (h)	(.55)%	(e)(h)
Portfolio turnover rate	4%	(f)	37%		83%	67%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculations based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment loss, realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment loss only, which is not annualized.
(i)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison MLP Fund	31

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison MLP Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MLP FUND

SHARE CLASS	A	C	Z
NASDAQ	PRPAX	PRPCX	PRPZX
CUSIP	74440G701	74440G800	74440G883

MF218E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 18

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 18, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	July 18, 2017